Related parties - Assets (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Santander Issuances, S.A.
Related parties
Other assets		$ 251
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico
Related parties
Other assets	$ 21
Abbey National Treasury Services plc
Related parties
Other assets	76
Grupo Financiero Santander Mexico, S.A.B. de C.V.
Related parties
Available for sale financial assets	248	233
Isban Mexico, S.A. de C.V.
Related parties
Other intangible assets	2,811	2,364
Produban Servicios Informaticos Generales, S.L.
Related parties
Other intangible assets	533	478
Ingenieria de Software Bancario, S.L.
Related parties
Other intangible assets	443	412
Santander Back-Offices Globales Mayoristas, S.A.
Related parties
Other intangible assets	74	74
Isban Brasil S.A.
Related parties
Other intangible assets	11	11
Zurich Santander Seguros Mexico, S.A.
Related parties
Other assets	1,053	976
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversion
Related parties
Other assets	156	171
Other related parties
Related parties
Other assets	12	25
Trading derivatives | Banco Santander, S.A. (Spain)
Related parties
Financial assets held for trading	73,593	90,418
Trading derivatives | Abbey National Treasury Services plc
Related parties
Financial assets held for trading	12	2,352
Trading derivatives | Other related parties
Related parties
Financial assets held for trading	2	2
Loans and advances to credit institutions | Banco Santander, S.A. (Spain)
Related parties
Loans and receivables	997	281
Loans and advances to credit institutions | Other related parties
Related parties
Other financial assets at fair value through profit or loss		1
Loans and advances to customers | Santander Capital Structuring S.A. de C.V.
Related parties
Loans and receivables	1,176
Loans and advances to customers | Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico
Related parties
Other financial assets at fair value through profit or loss	2,090	1,283
Loans and advances to customers | Banco Santander Rio, S.A.
Related parties
Loans and receivables	194	223
Loans and advances to customers | Produban Servicios Informaticos Generales, S.L.
Related parties
Loans and receivables	1,674	1,154
Loans and advances to customers | Key management personnel
Related parties
Loans and receivables	$ 3,666	$ 1,471